RBC BlueBay Short Duration Fixed Income Fund Expense Example - RBC BlueBay Short Duration Fixed Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 196
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	1,895
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 882